UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549"

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1.      Name and address of Issuer:    The BBH Fund, Inc.
                                       140 Broadway
                                       New York, NY 10005

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH European Equity Fund
        The BBH Pacific Basin Equity Fund
        The BBH High Yield Fixed Income Fund

3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-35827

4(a). Last day of fiscal year for which this notice is filed:October 31, 2002"

4(b).   [ ] Check box if this Form is being  filed  late
	 (i.e.,  more than 90
        calendar days after the end of the issuer's fiscal
	year). (See
        Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

        The BBH European Equity Fund        	8,173,877.00
        The BBH Pacific Basin Equity Fund   	25,188,376.00
        The BBH High Yield Fixed Income Fund   	9,729,247

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

        The BBH European Equity Fund  		26,682,487.00
        The BBH Pacific Basin Equity Fund    	27,328,730.00
        The BBH High Yield Fixed Income Fund   	428,815


        (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fee payable to the Commission:

        The BBH European Equity Fund   		44,326,795.00
        The BBH Pacific Basin Equity Fund	70,173,081.00
        The BBH High Yield Fixed Income Fund   	 -

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH European Equity Fund		71,009,282.00
            The BBH Pacific Basin Equity Fund		97,501,811.00
            The BBH High Yield Fixed Income Fund 	428,815

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:                    	 -

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i): 			125,848,408



        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                   x .000092

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter ""0"" if no fee is due):           	 -

6.      Prepaid Shares

     If the response to Item 5(i) was determined  by
	 deducting  an  amount  of
     securities that were  registered  under the Securities
	 Act of 1933 pursuant
     to rule 24e-2 as in effect  before  [effective  date
	 of  rescission of rule
     24e-2],  then  report the amount of  securities
	  (number of shares or other"
     units deducted here:  _____ . If there is a number
	 of shares or other units
     that were registered  pursuant to rule 24e-2
	 remaining unsold at the end of
     the fiscal year for which this form is filed
	 that are  available for use by
     the issuer in future fiscal years, then
	 state that number here: _____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

	 -

8. Total of the amount of the registration fee due plus any interest due
     [line 5(vii) plus line 7]:



9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
     January 29, 2003

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JOHN C. SMITH II
                         John C. Smith II
                         Assistant Treasurer

Date January 29, 2003

  *Please print the name and title of the signing officer below the signature.